SSGA Active Trust

SPDR® Blackstone Senior Loan ETF

(the “Fund”)

Supplement dated September 27, 2022 to the Prospectus and Summary Prospectus

dated October 31, 2021, as may be supplemented from time to time

The name of the “S&P/LSTA U.S. Leveraged Loan 100 Index” has changed to the “Morningstar LSTA US Leveraged Loan 100 Index.” As a result, effective immediately,

all references to the name of the index in the Prospectus and Summary Prospectus are updated accordingly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

092722SUPP1